T. ROWE PRICE Science & Technology Fund
March 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.8%
CONSUMER/RETAIL 1.4%
Consumer Brands 0.7%
Warby Parker, Class A (1)(2) 1,466,804 49,593
49,593
Consumer Services 0.7%
New Oriental Education & Technology Group, ADR (1) 15,951,603 18,344
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR) (1)(3)(4) 7,289 34,269
52,613
Total Consumer/Retail 102,206
HARDWARE 6.1%
Enterprise Hardware 6.1%
Pure Storage, Class A (1) 12,445,561 439,453
Total Hardware 439,453
INDUSTRIALS 0.4%
Automobile Manufacturers 0.4%
Rivian Automotive, Class A (1)(2) 581,765 29,228
Total Industrials 29,228
INTERNET 43.1%
China Internet Media/Advertising 3.4%
58.com (1)(3) 8,367,978 —
Baidu, ADR (1) 1,845,183 244,118
Kuaishou Technology (HKD) (1) 208,200 1,907
246,025
China Internet Retail 5.6%
Alibaba Group Holding, ADR (1) 3,663,144 398,550
398,550
China Internet Services 6.7%
Kanzhun, ADR (1) 288,527 7,187
Tongcheng-Elong Holdings (HKD) (1) 41,470,000 73,073
Trip.com Group, ADR (1) 17,126,781 395,971
476,231
Rest of World Internet Media/Advertising 0.0%
VK, GDR (1)(3)(5) 12,487,801 1

Rest of World Internet Retail 5.6%
Auto1 Group (EUR) (1) 3,752,236 42,631

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
boohoo Group (GBP) (1) 40,406,827 46,811
Coupang, Class A (1) 2,428,570 42,937
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (1)(2) 2,818,553 6,398
Zalando (EUR) (1) 5,158,908 261,217
399,994
Rest of World Internet Services 3.3%
Deliveroo (GBP) (1)(2) 24,852,435 36,640
Delivery Hero (EUR) (1) 2,725,358 118,782
Naspers, N Shares (ZAR)  710,318 80,225
235,647
U.S. Internet Media/Advertising 6.9%
Meta Platforms, Class A (1) 1,869,529 415,708
Pinterest, Class A (1) 3,286,256 80,875
496,583
U.S. Internet Retail 9.3%
Amazon.com (1) 161,414 526,202
Etsy (1) 889,427 110,538
Wayfair, Class A (1)(2) 268,473 29,741
666,481
U.S. Internet Services 2.3%
Booking Holdings (1) 38,926 91,416
DoorDash, Class A (1) 498,629 58,434
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $6,582 (1)(3)(4) 142,054 13,637
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $344 (1)
(3)(4) 7,421 713
164,200
Total Internet 3,083,712
MEDIA & ENTERTAINMENT 4.0%
Direct-to-Consumer Subscription Services 1.0%
Netflix (1) 191,600 71,771
71,771
Live Entertainment 0.8%
CTS Eventim (EUR) (1) 807,525 54,845
54,845
Video Gaming 2.2%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $36,798 (1)(3)(4) 55,791 48,075
ROBLOX, Class A (1) 2,298,900 106,301
154,376
Total Media & Entertainment 280,992

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.6%
Real Estate 0.6%
KE Holdings, ADR (1) 2,101,400 25,994
Opendoor Technologies, Class A (1)(2) 2,326,900 20,128
Total Real Estate 46,122
SEMICONDUCTORS 9.1%
Memory 3.5%
Micron Technology  1,047,107 81,559
Samsung Electronics (KRW)  2,993,507 171,298
252,857
Processors 4.0%
Advanced Micro Devices (1) 954,449 104,359
QUALCOMM  1,173,517 179,337
283,696
Semiconductor Capital Equipment 1.6%
Applied Materials  851,585 112,239
112,239
Total Semiconductors 648,792
SOFTWARE 29.1%
Back-Office Applications Software 1.3%
Coupa Software (1) 257,673 26,188
Legalzoom.com (1)(2) 102,211 1,445
Workday, Class A (1) 259,656 62,177
89,810
Collaboration and Productivity Software 5.5%
TeamViewer (EUR) (1) 2,986,408 44,101
Zoom Video Communications, Class A (1) 2,957,023 346,652
390,753
Front-Office Applications Software 7.7%
Salesforce (1) 2,609,575 554,065
554,065
Industry-Specific Software 0.9%
Procore Technologies (1) 36,674 2,126
Shopify, Class A (1) 91,800 62,053
64,179
Infrastructure and Developer Tool Software 11.1%
Citrix Systems  1,286,614 129,819
Microsoft  1,992,800 614,400
MongoDB (1) 116,077 51,491
795,710

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Security Software 2.6%
ForgeRock, Class A (1) 288,993 6,335
Fortinet (1) 325,670 111,294
NortonLifeLock  2,673,512 70,902
188,531
Total Software 2,083,048
Total Common Stocks (Cost $6,865,071) 6,713,553
CONVERTIBLE PREFERRED STOCKS 2.3%
CONSUMER/RETAIL 0.3%
Consumer Services 0.3%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR) (1)(3)(4) 4,539 21,340
Total Consumer/Retail 21,340
INDUSTRIALS 1.0%
Transportation Technology Services 1.0%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(3)(4) 1,199,400 31,604
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)(3)
(4) 298,258 27,357
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)(3)
(4) 107,687 9,877
Total Industrials 68,838
INTERNET 1.0%
Rest of World Internet Services 0.6%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(3)(4) 558,273 31,671
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(3)(4) 156,954 8,904
40,575
U.S. Internet Services 0.4%
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $14,085 (1)(3)(4) 292,877 28,116
28,116
Total Internet 68,691

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SOFTWARE 0.0%
Infrastructure and Developer Tool Software 0.0%
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $22,329 (1)
(3)(4) 2,019,933 3,030
Total Software 3,030
Total Convertible Preferred Stocks (Cost $151,862) 161,899
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Treasury Reserve Fund, 0.29% (5)(6) 280,591,372 280,591
Total Short-Term Investments (Cost $280,591) 280,591
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 1,445,000 1,445
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,445
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 75,375,927 75,376
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 75,376
Total Securities Lending Collateral (Cost $76,821) 76,821
Total Investments in Securities 101.1%
(Cost $7,374,345) $ 7,232,864
Other Assets Less Liabilities (1.1)% (75,344)
Net Assets 100.0% $ 7,157,520
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Science & Technology Fund

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(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $258,593 and represents 3.6% of net assets.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
ZAR South African Rand

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
VK, GDR  $ — $ (140,755) $ —
T. Rowe Price Government Reserve Fund, 0.29% — — — ++
T. Rowe Price Treasury Reserve Fund, 0.29% — — 38 ++
Totals $ — # $ (140,755) $ 38 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
VK, GDR  $ 133,320 $ 7,436 $ — $ 1
T. Rowe Price Government
Reserve Fund, 0.29% 129,713 ¤ ¤ 76,821
T. Rowe Price Treasury Reserve
Fund, 0.29% 161,371 ¤ ¤ 280,591
Total $ 357,413 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $38 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $632,199.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Science & Technology Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Science & Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,685,328 $ 931,530 $ 96,695 $ 6,713,553
Convertible Preferred Stocks — — 161,899 161,899
Short-Term Investments 280,591 — — 280,591
Securities Lending Collateral 76,821 — — 76,821
Total $ 6,042,740 $ 931,530 $ 258,594 $ 7,232,864

T. ROWE PRICE Science & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(151,645,000) for the period ended
March 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Into
Level 3
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 99,352 $ (143,413) $ 7,436 $ 133,320 $ 96,695
Convertible Preferred Stocks 170,131 (8,232) — — 161,899
Total $ 269,483 $ (151,645) $ 7,436 $ 133,320 $ 258,594
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 96,695 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
100% 100% Decrease
Discount
for Lack of
Marketability
100% 100% Decrease
Market
comparable
Enterprise
Value to Sales
Multiple
5.5x
– 6.6x
6.1x Increase

T. ROWE PRICE Science & Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales Growth
Rate
17% 17% Increase
Enterprise
Value to
EBITDA
Multiple
12.7x
– 95.2x
43.3x Increase
EBITDA
Growth Rate
65%
– 108%
88% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 161,899 Recent
comparable
transaction
price(s)
—# —# —# —#
Enterprise
Value to Sales
Multiple
3.3x
– 3.8x
3.3x Increase
Enterprise
Value to Gross
Profit Multiple
5.2x 5.2x Increase
Enterprise
Value to Gross
Merchandise
Value Multiple
0.7x 0.7x Increase
Increase
Enterprise
Value to
EBITDA
Multiple
12.7x
– 95.2x
43.3x Increase
EBITDA
Growth Rate
65%
– 108%
88% Increase

T. ROWE PRICE Science & Technology Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F61-054Q1 03/22
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for Lack of
Marketability
10% 10% Decrease